Goodwill and Purchased Intangible Assets	12 Months Ended
Sep. 30, 2017
Goodwill and Purchased Intangible Assets
Goodwill and Purchased Intangible Assets

NOTE 7—GOODWILL AND PURCHASED INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the two years ended September 30, 2017 are as follows (in thousands):

		Cubic Global
	Transportation	Defense
	Systems	Systems	Total

Net balances at October 1, 2015	$55,974	$87,575	$143,549
Acquisitions (see Note 2)	—	175,150	175,150
Foreign currency exchange rate changes	(6,344)	241	(6,103)
Net balances at September 30, 2016	49,630	262,966	312,596
Acquisitions	—	5,885	5,885
Foreign currency exchange rate changes	1,240	1,841	3,081
Net balances at September 30, 2017	$50,870	$270,692	$321,562

As described in Note 16, we concluded that CMS became a separate operating segment beginning on October 1, 2017. In conjunction with the changes to reporting units, we reassigned goodwill between CGD Systems and CMS based on their relative fair values on October 1, 2017. In the table above, all of the goodwill that was reassigned to CMS on October 1, 2017 remains reflected in the legacy CGD Systems reporting unit. Until October 1, 2017 the goodwill impairment tests were performed at the reporting units that existed through September 30, including our legacy CGD systems reporting unit.

We complete our annual goodwill impairment test each year as of July 1. The first step of the goodwill impairment test compares the fair value of our reporting units to their carrying values. We estimate the fair value of our reporting units primarily based on the discounted projected cash flows of the underlying operations and based upon market multiples from publicly traded comparable companies. For our 2017 impairment test, the estimated fair value of all three of our reporting units that existed through September 30, 2017 exceeded their respective carrying values. As such, there was no impairment of goodwill in 2017. The estimated fair value for our Transportation Systems reporting unit exceeded its carrying value by over 100%, while the estimated fair values of our legacy CGD Systems and CGD Services reporting units each exceeded their carrying values by over 10%.

Significant management judgment is required in the forecast of future operating results that are used in our impairment analysis. The estimates we used are consistent with the plans and estimates that we use to manage our business. Assumptions used in our discounted cash flow approach for our legacy CGD Systems reporting unit also included growth rates for sales and margins at greater levels than we have achieved in recent years due to our expectation that businesses recently acquired by this reporting unit will achieve growth at higher rates than the unit’s legacy operations. Although we believe our underlying assumptions supporting these assessments are reasonable, if our forecasted sales and margin growth rates, timing of growth, or the discount rate vary from our forecasts, we may be required to perform interim analyses in 2018 that could expose us to material impairment charges in the future.

Purchased Intangible Assets: The table below summarizes our purchased intangible assets (in thousands):

	September 30, 2017			September 30, 2016
				Gross
	Gross Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount

Contract and program intangibles	$151,602	$(90,988)	$60,614	$146,898	$(65,257)	$81,641
Other purchased intangibles	42,813	(13,569)	29,244	38,695	(8,322)	30,373
Total	$194,415	$(104,557)	$89,858	$185,593	$(73,579)	$112,014

Total amortization expense for 2017, 2016 and 2015 was $30.2 million, $29.4 million and $19.9 million, respectively.

The table below shows our expected amortization of purchased intangibles as of September 30, 2017, for each of the next five years and thereafter (in thousands):

		Cubic Global	Cubic
	Transportation	Defense	Mission
	Systems	Systems	Solutions	Total
2018	$4,944	$805	$20,203	$25,952
2019	2,886	530	16,761	20,177
2020	947	315	13,214	14,476
2021	698	261	9,814	10,773
2022	598	261	6,651	7,510
Thereafter	297	893	9,780	10,970
	$10,370	$3,065	$76,423	$89,858